Estimated Dividend and Redemption Payments (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Jan. 31, 2013 Subsequent Event Series C Preferred Stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
2013	1,768	802
2014	1,932	1,078
2015	56,558	1,046
2016	7,310	919
2017	57,288	870
Thereafter to 2031, including redemption amount	645,970	26,706
Less amounts representing interest		(13,216)
Final redemption of Class C Preferred Shares		18,205